Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Schedule of selected quarterly financial data

	Quarter
	First	Second	Third	Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2012
Total Revenues	$1,151,544	$1,134,318	$1,141,872	$1,076,506	$4,504,240
Pre-tax Income (Loss)(a)	152,213	93,908	27,556	97,414	371,091
Net Income (Loss)(a)	99,009	223,065	17,592	70,656	410,322
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153	$1,109,465	$4,526,663
Pre-tax Income (Loss)(b)	110,676	107,752	(1,336,954)	84,547	(1,033,979)
Net Income (Loss)(b)	69,384	73,780	(879,541)	12,476	(723,901)
(a)
During 2012, we recorded impairment charges and fair value adjustments of $18.5 million related to four aircraft, $75.1 million related to eight aircraft, $97.1 million related to 20 aircraft and $1.7 million related to three aircraft during the first, second, third and fourth quarter, respectively.

(b)
During 2011, we recorded impairment charges and fair value adjustments of $111.1 million related to 19 aircraft, $43.8 million related to seven aircraft, $1,525.3 million related to 97 aircraft and $57.3 million related to seven aircraft during the first, second, third and fourth quarter, respectively.